TAX SITUATION, Income Tax Returns Open for Examination by Tax Authorities (Details) S/ in Millions	12 Months Ended
Dec. 31, 2022 PEN (S/)
Tax authorities [Abstract]
Maximum period that authority has right to review and amend the annual income tax returns after their filing date	4 years
Income tax claim amount	S/ 4.8
Banco de Credito del Peru [Member]
Tax authorities [Abstract]
Tax year open to examination	2016 2017 2018 2019 2020 2021
MiBanco, Banco de la Microempresa [Member]
Tax authorities [Abstract]
Tax year open to examination	2017 2018 2019 2020 2021
Pacifico Compania de Seguros y Reaseguros [Member]
Tax authorities [Abstract]
Tax year open to examination	2018 2019 2020 2021
Credicorp Capital Servicios Financieros [Member]
Tax authorities [Abstract]
Tax year open to examination	2018 2019 2020 2021
Credicorp Capital Peru [Member]
Tax authorities [Abstract]
Tax year open to examination	2018 2019 2020 2021
Credicorp Capital Holding Peru [Member]
Tax authorities [Abstract]
Tax year open to examination	2018 2019 2020 2021